Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2016
Condensed Parent Company Financial Information [Abstract]
Condensed Financial Information of Parent Company Only

NOTE 16 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2016 and 2015 and for each of the years in the three-year period ended December 31, 2016, is as follows:

Condensed Balance Sheets
	(in thousands)
Assets:	2016	2015
Cash	$294	$334
Investment in bank subsidiary	83,950	82,564
Premises and equipment, net of accumulated
depreciation	-	267
Other assets	1,222	1,239
Total assets	$85,466	$84,404

Liabilities:
Junior subordinated deferrable interest debentures	$12,806	$12,773
Other liabilities	102	70

Total liabilities	12,908	12,843
Shareholders' equity	72,558	71,561

Total liabilities and shareholders’ equity	$85,466	$84,404

	(in thousands)
Condensed Statements of Income	2016	2015	2014
Income – dividends from bank subsidiary	$2,575	$3,000	$3,200
Expenses – interest expense, professional fees and other
expenses, net of federal income tax benefit	(703)	(577)	(587)
Income before equity in undistributed net income of bank
subsidiary	1,872	2,423	2,613
Equity in undistributed net income of bank subsidiaries	3,649	3,494	1,699
Net income	$5,521	$5,917	$4,311

	(in thousands)
Condensed Statements of Cash Flows	2016	2015	2014
Cash flows from operating activities:
Net income	$5,521	$5,917	$4,311
Adjustments to reconcile net income to net cash provided
by operating activities:
Equity in undistributed net income of bank
subsidiary	(3,649)	(3,494)	(1,699)
Depreciation and amortization	39	59	27
Loss on disposal of premises	91	-	-
(Increase) decrease in other assets	17	(53)	(4)
Increase (decrease) in other liabilities	33	(101)	(71)
Net cash provided by operating activities	2,052	2,328	2,564

Cash flows from investing activities:
Payment for acquisition	-	-	(1,197)
Proceeds from sale of premises	170	-	-

Net cash provided by (used in) investing activities	170	-	(1,197)

Cash flows from financing activities:
Purchase treasury stock	(833)	(927)	(1,136)
Proceeds from sale of treasury shares	18	14	12
Cash dividends paid	(1,446)	(1,200)	(1,194)
Net cash used by financing activities	(2,261)	(2,113)	(2,318)
Net increase (decrease) in cash	(39)	215	(951)
Cash at beginning of the year	334	119	1,070
Cash at end of the year	$295	$334	$119

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market.  The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares.  The Corporation purchased 43,665 shares in 2016,  59,111 shares in 2015 and 75,000 shares in 2014 under the program.